Segment Information - Schedule of Reconciliation of Assets from Segment to Consolidated (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Assets	$ 2,063	$ 2,656	$ 14,314
SES Foreign Operating [Member]
Assets	103	215	7,402
Technology Licensing and Related Services [Member]
Assets	1,015	1,018	984
Corporate [Member]
Assets	$ 945	$ 1,423	$ 5,928